April 18, 2006


Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549


               Re:  Synthetic Fixed-Income Securities, Inc.
                    Registration Statement on Form S-3
                    File No. 333-131889
                    ---------------------------------------

Ladies and Gentlemen:

     In accordance with Rule 461 under the General Rules and Regulations under the Securities Act of 1933, and being aware of its obligations under such Act, the undersigned, as registrant with respect to the above-referenced Registration Statement, hereby requests that the effective date for the Registration Statement be accelerated so that it will be declared effective at 10:00 a.m., Washington D.C. time, on April 20, 2006, or as soon as practicable thereafter.

     The registrant acknowledges and represents to the Commission that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The registrant acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The registrant further represents that it may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States

                                       Very truly yours,

                                       SYNTHETIC FIXED-INCOME SECURITIES,  INC.


                                       By: /s/  James Whang
                                           ----------------------------
                                            Name:   James Whang
                                            Title:  Managing Director